Trade and Other Receivables - Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 6,543	¥ 43,775	¥ 54,634
Credit to consolidated statement of profit or loss	(1,652)	(11,052)	(10,854)
Written off	(319)	(2,137)	(5)
Ending balance	$ 4,572	¥ 30,586	¥ 43,775